Note 22 - Related Party Transactions - Related Party Transactions (Details) - NTT [Member] - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Accounts receivable	¥ 287,812	¥ 275,671
Other current assets	2,253,882	889,061
Accounts payable	4,103,560	3,970,794
Capital lease obligations	3,088,795	2,771,532
Revenues	3,902,856	3,440,263	3,129,622
Costs	36,729,517	31,991,750	24,268,440
Interest expense	¥ 64,795	¥ 48,234	¥ 30,370